Insurance contracts linked to pensions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of types of insurance contracts [abstract]
Schedule of insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	192	210	239
	192	210	239